Impairment for Non-financial Assets (Tables)	6 Months Ended
Jun. 30, 2026
Impairment for Non-financial Assets [Abstract]
Schedule of Recognized Impairment (Gains) Losses

During the six months ended June 30, 2026 and 2025, the Company recognized impairment (gains) losses related to the following asset categories:

	June 30,
	2026	2025
Digital Assets	$75,834	$-
Reversal of impairment related to prepayment for digital assets	(16,301)	-
Property and Equipment - Leasehold Improvements	2	-
Total	$59,535	$-